UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568

The Value Line Fund, Inc.
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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David T. Henigson
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.


The Value Line Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2006
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        Shares                                                         Value
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   COMMON STOCKS  (96.5%)
                 ADVERTISING  (1.1%)
        53,000     Monster Worldwide, Inc.  *                      $  2,642,580
                 AEROSPACE/DEFENSE  (2.5%)
        90,000     AAR Corp.  *                                       2,563,200
        52,000     United Industrial Corp.                            3,168,360
                                                                   ------------
                                                                      5,731,560
                 APPAREL  (2.0%)
        20,000     Gildan Activewear, Inc.  *                           950,400
        96,000     Guess?, Inc.  *                                    3,754,560
                                                                   ------------
                                                                      4,704,960
                 CANADIAN ENERGY  (1.6%)
        36,000     Petro-Canada                                       1,713,240
        36,000     Talisman Energy, Inc.                              1,914,480
                                                                    -----------
                                                                      3,627,720
                 CEMENT & AGGREGATES  (0.9%)
        33,000     Eagle Materials, Inc.                              2,104,080
                 CHEMICAL - SPECIALTY  (0.8%)
        35,000     Ceradyne, Inc.  *                                  1,746,500
                 COMPUTER & PERIPHERALS  (4.5%)
        37,000     Apple Computer, Inc.  *                            2,320,640
       112,000     Hewlett-Packard Co.                                3,684,800
        83,000     Ingram Micro, Inc.  *                              1,660,000
       145,000     Western Digital Corp.  *                           2,817,350
                                                                   ------------
                                                                     10,482,790
                 COMPUTER SOFTWARE & SERVICES  (6.2%)
        91,000     Accenture Ltd.                                     2,736,370
       138,000     BMC Software, Inc.  *                              2,989,080
        69,000     Ceridian Corp.  *                                  1,756,050
        56,000     Citrix Systems, Inc.  *                            2,122,400
        81,000     Jack Henry & Associates, Inc.                      1,852,470
        69,000     Paychex, Inc.                                      2,874,540
                                                                   ------------
                                                                     14,330,910
                 DIVERSIFIED COMPANIES  (3.6%)
        79,000     McDermott International, Inc.  *                   4,301,550
        21,000     Sequa Corp.  *                                     2,053,800
        28,000     Walter Industries, Inc.                            1,865,360
                                                                   ------------
                                                                      8,220,710
                 DRUG  (2.7%)
       104,000     Biovail Corp.                                      2,532,400
        30,000     Gilead Sciences, Inc.  *                           1,866,600
        50,000     Pharmaceutical Product Development,
                     Inc.                                             1,730,500
                                                                   ------------
                                                                      6,129,500
                 E-COMMERCE  (1.0%)
        94,000     Internet Security Systems, Inc.  *                 2,254,120
                 ELECTRICAL EQUIPMENT  (3.2%)
       136,000     Corning, Inc.  *                                   3,659,760
        55,000     General Cable Corp.  *                             1,668,150
        40,000     Thomas & Betts Corp.  *                            2,055,200
                                                                   ------------
                                                                      7,383,110
                 ELECTRONICS  (5.0%)
       105,000     AVX Corp.                                          1,858,500
        51,000     Benchmark Electronics, Inc.  *                     1,955,850
       125,000     Micrel, Inc.  *                                    1,852,500
       107,000     Plexus Corp.  *                                    4,019,990
        75,000     Technitrol, Inc.                                   1,798,500
                                                                   ------------
                                                                     11,485,340
                 ENTERTAINMENT TECHNOLOGY  (1.4%)
       105,000     Omnivision Technologies, Inc.  *                   3,171,000
                 ENVIRONMENTAL  (0.9%)
        56,000     Waste Management, Inc.                             1,976,800
                 FOREIGN ELECTRONICS  (0.8%)
        81,000     Matsushita Electric Industrial Co., Ltd.           1,793,340
                 FURNITURE/HOME FURNISHINGS  (0.8%)
       107,000     Steelcase, Inc.                                    1,926,000
                  HEALTH CARE INFORMATION SYSTEMS (0.7%)
        89,000     Allscripts Healthcare Solutions, Inc.  *           1,629,590
                 HUMAN RESOURCES  (0.8%)
       114,000     MPS Group, Inc.  *                                 1,744,200
                 INDUSTRIAL SERVICES  (2.7%)
        54,000     Amdocs Ltd.  *                                     1,947,240
        42,000     C.H. Robinson Worldwide, Inc.                      2,061,780
        25,000     Expeditors International of
                      Washington, Inc.                                2,159,750
                                                                   ------------
                                                                      6,168,770
                 INFORMATION SERVICES  (0.9%)
        28,000     Moody's Corp.                                      2,000,880
                  INSURANCE - PROPERTY & CASUALTY (0.8%)
        33,000     Berkley (W.R.) Corp.                               1,915,980
           500     Hanover Insurance Group, Inc.                         26,210
                                                                   ------------
                                                                      1,942,190
                 INTERNET  (2.0%)
        33,000     CheckFree Corp.  *                                 1,666,500

                                                       The Value Line Fund, Inc.

                                                                  March 31, 2006
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        Shares                                                         Value
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       112,000     E*Trade Financial Corp.  *                      $  3,021,760
                                                                   ------------
                                                                      4,688,260
                 MACHINERY  (3.2%)
        37,000     Dover Corp.                                        1,796,720
       104,000     JLG Industries, Inc.                               3,202,160
        42,000     MSC Industrial Direct Co., Inc.                    2,268,840
                                                                   ------------
                                                                      7,267,720
                 MANUFACTURED HOUSING/RECREATIONAL VEHICLE  (1.4%)
       112,000     Champion Enterprises, Inc.  *                      1,675,520
        27,800     Thor Industries, Inc.                              1,483,408
                                                                   ------------
                                                                      3,158,928
                 MARITIME  (0.8%)
        27,000     Kirby Corp.  *                                     1,838,970
                 MEDICAL SUPPLIES  (2.9%)
        42,000     Digene Corp.  *                                    1,642,200
        83,000     Molecular Devices Corp.  *                         2,752,280
        40,000     Varian Medical Systems, Inc.  *                    2,246,400
                                                                   ------------
                                                                      6,640,880
                 METALS FABRICATING  (1.4%)
        60,000     Trinity Industries, Inc.                           3,263,400
                 NATURAL GAS - DIVERSIFIED  (0.1%)
         7,400     Cabot Oil & Gas Corp.                                354,682
                 NEWSPAPER  (0.8%)
       105,000     News Corp.                                         1,843,800
                 OILFIELD SERVICES/EQUIPMENT  (5.2%)
        80,000     Helix Energy Solutions Group, Inc.  *              3,032,000
        24,000     Schlumberger Ltd.                                  3,037,680
        44,000     TETRA Technologies, Inc.  *                        2,069,760
        33,000     Tidewater, Inc.                                    1,822,590
        42,000     Weatherford International Ltd.  *                  1,921,500
                                                                   ------------
                                                                     11,883,530
                 PETROLEUM - INTEGRATED  (0.7%)
        20,000     Petroleo Brasileiro S.A. - Petrobras               1,733,400
                 PHARMACY SERVICES  (1.6%)
        20,600     Express Scripts, Inc.  *                           1,810,740
        52,000     HealthExtras, Inc.  *                              1,835,600
                                                                   ------------
                                                                      3,646,340
                 PRECISION INSTRUMENT  (2.2%)
        45,000     Agilent Technologies, Inc.  *                      1,689,750
        54,000     National Instruments Corp.                         1,761,480
        80,000     Newport Corp.  *                                   1,508,800
                                                                   ------------
                                                                      4,960,030
                 RAILROAD  (0.6%)
        25,000     CSX Corp.                                          1,495,000
                 RESTAURANT  (0.8%)
        47,000     Starbucks Corp.  *                                 1,769,080
                 RETAIL - SPECIAL LINES  (1.8%)
        81,000     Circuit City Stores, Inc.                          1,982,880
        47,000     Dress Barn, Inc. (The)  *                          2,253,650
                                                                   ------------
                                                                      4,236,530
                 RETAIL BUILDING SUPPLY  (1.9%)
        40,000     Fastenal Co.                                       1,893,600
        60,000     Home Depot, Inc. (The)                             2,538,000
                                                                   ------------
                                                                      4,431,600
                 SECURITIES BROKERAGE  (5.5%)
       200,000     Charles Schwab Corp. (The)                         3,442,000
         5,000     Chicago Mercantile Exchange Holdings, Inc.         2,237,500
        12,000     Goldman Sachs Group, Inc. (The)                    1,883,520
        66,000     Investment Technology Group, Inc.  *               3,286,800
        13,000     Lehman Brothers Holdings, Inc.                     1,878,890
                                                                   ------------
                                                                     12,728,710
                 SEMICONDUCTOR  (7.8%)
        48,643     Advanced Micro Devices, Inc.  *                    1,608,260
       187,643     Amkor Technology, Inc.  *                          1,620,000
        36,142     Cymer, Inc.  *                                     1,635,840
       120,143     Integrated Device Technology, Inc.  *              1,783,200
       113,143     Intersil Corp.                                     3,267,960
        47,143     Microchip Technology, Inc.                         1,706,100
       111,143     NVIDIA Corp.  *                                    6,355,860
                                                                   ------------
                                                                     17,977,220
                 STEEL - GENERAL  (0.8%)
        20,000     Reliance Steel & Aluminum Co.                      1,878,400
                 TELECOMMUNICATIONS EQUIPMENT  (5.8%)
        70,500     Broadcom Corp.  *                                  3,042,780
        85,000     Cisco Systems, Inc.  *                             1,841,950
        76,000     CommScope, Inc.  *                                 2,169,800
        74,800     Marvell Technology Group Ltd.  *                   4,046,680
        46,000     QUALCOMM, Inc.                                     2,328,060
                                                                   ------------
                                                                     13,429,270
                 WIRELESS NETWORKING  (4.3%)
       114,250     Brightpoint, Inc.  *                               3,548,605
       132,000     Palm, Inc.  *                                      3,057,120

                                                       The Value Line Fund, Inc.

Schedule of Investments (unaudited)
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        Shares                                                        Value
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       242,000     Powerwave Technologies, Inc.  *                 $  3,264,580
                                                                   ------------
                                                                      9,870,305

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                      SECURITIES  (96.5%)
                      (Cost $184,612,400)                           222,292,705
                                                                   ------------

     Principal
      Amount                                                           Value
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   REPURCHASE AGREEMENTS ** (1.9%)
$    2,000,000     With Morgan Stanley Dean Witter &
                      Co., 4.44%, dated 3/31/06, due
                      4/3/06, delivery value $2,000,247
                      (collateralized by $1,695,000 U.S.
                      Treasury Notes 6.5%, due 11/15/26,
                      with a value of $2,044,935)                     2,000,000
     2,300,000     With UBS Securities, LLC, 4.48%,
                      dated 3/31/06, due 4/3/06,
                      delivery value $2,300,286
                      (collateralized by $1,997,000 U.S.
                      Treasury Notes 6.375%, due
                      8/15/27, with a value of
                      $2,351,652)                                     2,300,000
                                                                   ------------

                   TOTAL REPURCHASE AGREEMENTS (Cost $4,300,000)      4,300,000
                                                                   ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.6%)                3,651,933
                                                                   ------------
NET ASSETS  (100%)                                                 $230,244,638
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE
   ($230,244,638 / 15,949,784 shares outstanding )                 $      14.44
                                                                   ------------


*     Non-income producing security

** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:

                                                          Total Net
                                                          Unrealized
   Total Cost       Appreciation      Depreciation       Appreciation
-----------------------------------------------------------------------
$    188,912,400  $     38,931,260  $     (1,250,955)  $     37,680,305

--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

      (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President

Date:    May 22, 2006
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R Anastasio
         -----------------------------------------------------------
         Stephen R Anastasio, Treasurer, Principal Financial Officer

Date:    May 22, 2006
         -------------------------